Organization and Principal Activities (Details)							1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 09, 2026 USD ($)	Jul. 09, 2026 HKD ($)	Sep. 22, 2025 $ / shares shares	Sep. 19, 2025 shares	Sep. 16, 2025	Mar. 28, 2024 $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Jun. 30, 2026 $ / shares shares	Mar. 31, 2026 $ / shares shares	May 22, 2026 shares	May 13, 2026	Mar. 31, 2025 $ / shares shares	Oct. 09, 2024 $ / shares	Oct. 07, 2024 shares
Organization and Principal Activities [Line Items]
Common stock, par value per share (in Dollars per share) | $ / shares								$ 0.0001	$ 0.0001			$ 0.0001
Gross proceeds (in Dollars) | $							$ 2,339,937
Common stock, shares authorized								700,000,000	700,000,000			700,000,000
Forward stock spilt								10	10
Common stock, shares outstanding								8,636,186	8,636,186			8,577,583
Common stock, shares issued								8,636,186	8,636,186			8,577,583
Reverse stock split				1-for-34
Common Stock [Member]
Organization and Principal Activities [Line Items]
Shares issued and sold							289,104,000
Sale of stock price (in Dollars per share) | $ / shares							$ 0.0081
Reverse Stock Split [Member]
Organization and Principal Activities [Line Items]
Common stock, shares outstanding				34
Common stock, shares issued				34
Articles of Amendment to Articles of Incorporation [Member]
Organization and Principal Activities [Line Items]
Common stock, par value per share (in Dollars per share) | $ / shares						$ 0.0001
Price per share (in Dollars per share) | $ / shares						$ 0.0001
Stock split						10-for-1
Reverse stock split					1-for-34
Articles of Amendment to Articles of Incorporation [Member] | Reverse Stock Split [Member]
Organization and Principal Activities [Line Items]
Common stock, shares outstanding				34
Mr. Zheng [Member]
Organization and Principal Activities [Line Items]
Sale of stock price (in Dollars per share) | $ / shares								$ 0.001	$ 0.001				$ 0.1
QDM BVI [Member]
Organization and Principal Activities [Line Items]
Common stock, par value per share (in Dollars per share) | $ / shares							$ 0.0001
Articles of Amendment to Articles of Incorporation [Member]
Organization and Principal Activities [Line Items]
Voting rights percentage						60.90%
Articles of Amendment to Articles of Incorporation [Member] | Reverse Stock Split [Member]
Organization and Principal Activities [Line Items]
Voting rights percentage					99.20%
MCM Wealth [Member] | Subsequent Event [Member]
Organization and Principal Activities [Line Items]
Brokerage purchase price	$ 280,000	$ 2,200,000
Two Thousand Twenty Six Equity Incentive Plan [Member]
Organization and Principal Activities [Line Items]
Common stock, shares issued										1,295,427
Two Thousand Twenty Six Equity Incentive Plan [Member] | Subsequent Event [Member]
Organization and Principal Activities [Line Items]
Common stock, shares issued										1,295,427
Minimum [Member]
Organization and Principal Activities [Line Items]
Preferred stock, shares authorized														2,000,000
Common stock, shares outstanding								29,156,393	29,156,393
Common stock, shares issued								29,156,393	29,156,393
Minimum [Member] | Reverse Stock Split [Member]
Organization and Principal Activities [Line Items]
Common stock, shares outstanding				8,577,679
Common stock, shares issued				8,577,679
Minimum [Member] | Articles of Amendment to Articles of Incorporation [Member]
Organization and Principal Activities [Line Items]
Common stock, shares authorized						200,000,000
Preferred stock, shares authorized						5,000,000
Maximum [Member]
Organization and Principal Activities [Line Items]
Preferred stock, shares authorized														10,000,000
Common stock, shares outstanding								291,563,930	291,563,930
Common stock, shares issued								291,563,930	291,563,930
Maximum [Member] | Reverse Stock Split [Member]
Organization and Principal Activities [Line Items]
Common stock, shares outstanding				291,563,930
Common stock, shares issued				291,563,930
Maximum [Member] | Articles of Amendment to Articles of Incorporation [Member]
Organization and Principal Activities [Line Items]
Common stock, shares authorized						700,000,000
Preferred stock, shares authorized						30,000,000
Yau Tat Holding Limited [Member]
Organization and Principal Activities [Line Items]
Owned rate											100.00%
Yau Tat BVI [Member]
Organization and Principal Activities [Line Items]
Owned rate											100.00%
Series C Preferred Stock [Member]
Organization and Principal Activities [Line Items]
Price per share (in Dollars per share) | $ / shares									$ 0.0001			$ 0.0001
Preferred stock, shares authorized									10,000,000			10,000,000
Common stock, shares outstanding
Common stock, shares issued
Convertible preferred stock shares			58,507
Adjusted conversion rate (in Dollars per share) | $ / shares			$ 0.11
Series C Preferred Stock [Member] | Mr. Zheng [Member]
Organization and Principal Activities [Line Items]
Convertible preferred stock shares			531,886
Common Stock [Member]
Organization and Principal Activities [Line Items]
Common stock, shares outstanding			8,636,186
Common stock, shares issued			8,636,186